Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Fair value of assets acquired, excluding cash	$ (529.5)	$ (146.4)
Liabilities assumed	50.9	7.9
Fair value of earn-out and deferred purchase consideration		39.6
Less: Non-controlling interest	252.3
Total business combinations	(226.3)	(98.9)
Acquisition of additional interests in subsidiaries		(4.2)
Acquisition of businesses and interests in affiliates, net of cash acquired	$ (226.3)	$ (103.1)
Divestitures of business, net of cash disposed			$ 2.4